CONVERTIBLE NOTES PAYABLE (Details)	12 Months Ended
Dec. 31, 2013 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk -free interest rate	1.40%
Expected stock volatility	47.00%
Time to expiration (years)	5 years
Fair value of common stock	$ 4.00
Expected dividends	$ 0.00